NET INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Numerator:
Net income attributable to TAL Education Group's shareholders		$ 367,236	$ 198,440	$ 116,880
Eliminate the dilutive effect of interest expense of the bond payable		162	2,465	7,540
Numerator for diluted net income per share		$ 367,398	$ 200,905	$ 124,420
Denominator:
Weighted average shares outstanding: Basic		189,951,643	174,979,574	162,548,494
Effect of dilutive securities:
Dilutive effect of non-vested shares and options	[1]	9,689,955	11,084,069	8,467,663
Dilutive effect of the bond payable		583,336	8,267,662	17,492,262
Denominator for diluted net income per share		200,224,934	194,331,305	188,508,419
Net income per common share attributable to TAL Education Group's shareholders-basic	[2]	$ 1.93	$ 1.13	$ 0.72
Net income per common share attributable to TAL Education Group's shareholders-diluted		$ 1.83	$ 1.03	$ 0.66

[1]	For the years ended February 28, 2017, 2018 and 2019, 1,814,724, 381,426 and 2,559,254 non-vested shares and share options were excluded from the calculation, respectively, as their effect was anti-dilutive.
[2]	The Company's common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.